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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                                 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2012

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BURGUNDY ASSET MANAGEMENT LTD.
Address:  181 BAY STREET, SUITE 4510
          BAY WELLINGTON TOWER, BROOKFIELD PLACE
          TORONTO, ONTARIO   M5J 2T3

Form 13F File Number:  28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     KATHLEEN TAYLOR
Title:    CHIEF COMPLIANCE OFFICER
Phone:    (416) 868-3592

Signature, Place, and Date of Signing:

   /s/ Kathleen Taylor     Toronto, Ontario Canada         November 13, 2012
------------------------  -------------------------     -----------------------
     Kathleen Taylor           [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reportingmanager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-___________________       __________________________________
     [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
Form 13F Information Table Entry Total:         121
Form 13F Information Table Value Total:   5,171,631
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE






































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

                          TITLE OF               VALUE      SHRS OR                  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              CLASS      CUSIP    (x1000)     PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
3M Co.                    COM       88579Y 10 1     924        10000 SH              SOLE                    10000              0
Activision Blizzard Inc.  COM       00507V 10 9   41860      3711028 SH              SOLE                  3690403          20625
Altria Group Inc.         COM       02209S 10 3   30663       918317 SH              SOLE                   910988           7329
AmerisourceBergen Corp.   COM       03073E 10 5   51906      1340901 SH              SOLE                  1333431           7470
ANADIGICS Inc.            COM       032515 10 8      24        17500 SH              SOLE                    17500              0
Arbitron Inc.             COM       03875Q 10 8   16257       428947 SH              SOLE                   307573         121374
Ares Capital Corp.        COM       04010L 10 3   66358      3871553 SH              SOLE                  2551622        1319931
Arthur J. Gallagher & Co. COM       363576 10 9   52704      1471358 SH              SOLE                   946937         524421
Artio Global Investors
 Inc.                     COM       04315B 10 7    3031      1017039 SH              SOLE                   649324         367715
Bank of Montreal          COM       063671 10 1     886        15000 SH              SOLE                    15000              0
Bank of New York
 Mellon Corp.             COM       064058 10 0   37700      1666676 SH              SOLE                  1657303           9373
Bank of Nova Scotia       COM       064149 10 7  161199      2939340 SH              SOLE                  2924449          14891
Barrick Gold Corp.        COM       067901 10 8    1579        37800 SH              SOLE                    37800              0
Baxter International Inc. COM       071813 10 9   81826      1357886 SH              SOLE                  1348485           9401
BB&T Corp.                COM       054937 10 7   71390      2152894 SH              SOLE                  2138351          14543
Becton, Dickinson and Co. COM       075887 10 9   56268       716247 SH              SOLE                   712352           3895
Berkshire Hathaway Inc.   CL A      084670 10 8   32379          244 SH              SOLE                      242              2
Berkshire Hathaway Inc.   CL B      084670 70 2    3320        37640 SH              SOLE                    36189           1451
Brookfield Infrastructure
 Partners LP              COM       G16252 10 1   31398       875757 SH              SOLE                   805556          70201
Brown & Brown Inc.        COM       115236 10 1   43367      1663477 SH              SOLE                  1082119         581358
Canadian National
 Railway Co.              COM       136375 10 2  170862      1931140 SH              SOLE                  1921040          10100
Canadian Natural
 Resources Ltd.           COM       136385 10 1  175659      5694227 SH              SOLE                  5677259          16968
Canon Inc.                ADR       138006 30 9     619        19328 SH              SOLE                    19328              0
CARBO Ceramics Inc.       COM       140781 10 5   18923       300740 SH              SOLE                   204248          96492
CareFusion Corp.          COM       14170T 10 1   36237      1276390 SH              SOLE                  1268738           7652
Cenovus Energy Inc.       COM       15135U 10 9  155970      4469484 SH              SOLE                  4457834          11650
Cisco Systems Inc.        COM       17275R 10 2   62456      3271659 SH              SOLE                  3250195          21464
Citigroup Inc.            COM       172967 42 4     847        25880 SH              SOLE                    25880              0
Coca-Cola Femsa S.A.B.    SPONSORED
 de C.V.                  ADR       191241 10 8    2748        21303 SH              SOLE                    21303              0
Corporate Executive
 Board Co.                COM       21988R 10 2   48860       911057 SH              SOLE                   588673         322384
Dentsply International
 Inc.                     COM       249030 10 7     549        14400 SH              SOLE                    14400              0
DeVry Inc.                COM       251893 10 3   52124      2290142 SH              SOLE                  1539992         750150
DFC Global Corp.          COM       23324T 10 7   26794      1562350 SH              SOLE                   975756         586594
Diageo PLC                SPONSORED
                          ADR       25243Q 20 5     534         4736 SH              SOLE                     4736              0
Diamond Offshore
 Drilling Inc.            COM       25271C 10 2   52284       794462 SH              SOLE                   789792           4670
Dolby Laboratories Inc.   CL A      25659T 10 7    9457       288772 SH              SOLE                   286519           2253
Dun & Bradstreet Corp.    COM       26483E 10 4    1342        16855 SH              SOLE                    16855              0
Eaton Vance Variable
 Rate Income Trust        COM       278279 10 4    7225       432113 SH              SOLE                   432113              0
Emerson Electric Co.      COM       291011 10 4   47406       982103 SH              SOLE                   975913           6190
Enbridge Inc.             COM       29250N 10 5     407        10421 SH              SOLE                    10421              0
EnCana Corp.              COM       292505 10 4    1585        72389 SH              SOLE                    72389              0
Equifax Inc.              COM       294429 10 5  153388      3293008 SH              SOLE                  2626983         666025
Expedia Inc.              COM       30212P 30 3   74870      1294426 SH              SOLE                   881895         412531
FirstService Corp.        SUB VTG
                          SH        33761N 10 9   21077       741405 SH              SOLE                   737182           4223
FXCM Inc.                 CL A      302693 10 6   37431      3919501 SH              SOLE                  2605781        1313720
Gardner Denver Inc.       COM       365558 10 5   48544       803573 SH              SOLE                   798635           4938
General Electric Co.      COM       369604 10 3    1136        50000 SH              SOLE                    50000              0
Gladstone Investment
 Corp.                    COM       376546 10 7   20588      2632758 SH              SOLE                  1715935         916823
GlaxoSmithKline PLC       SPONSORED
                          ADR       37733W 10 5     410         8867 SH              SOLE                     8867              0
Google Inc.               CL A      38259P 50 8   68236        90439 SH              SOLE                    89877            562
Graco Inc.                COM       384109 10 4   26309       523240 SH              SOLE                   345856         177384
Granite Real Estate Inc.  COM       387431 10 9    5559       155194 SH              SOLE                   153794           1400
Groupon Inc.              COM       399473 10 7   24987      5249314 SH              SOLE                  5211296          38018
Grupo Televisa S.A.       SPONSORED
                          ADR       40049J 20 6    2558       108791 SH              SOLE                   108791              0
Harris Corp.              COM       413875 10 5   65700      1282703 SH              SOLE                  1274955           7748
HCC Insurance
 Holdings Inc.            COM       404132 10 2   35594      1050273 SH              SOLE                   644399         405874
Hilltop Holdings Inc.     COM       432748 10 1   60106      4729026 SH              SOLE                  3034837        1694189
Home Depot Inc.           COM       437076 10 2     302         5000 SH              SOLE                     5000              0
Hospira Inc.              COM       441060 10 0   64517      1965771 SH              SOLE                  1954322          11449
Humana Inc.               COM       444859 10 2   38425       547751 SH              SOLE                   544639           3112
Iconix Brand
 Group Inc.               COM       451055 10 7   74197      4067798 SH              SOLE                  2815594        1252204
Imperial Oil Ltd.         COM       453038 40 8   79314      1723323 SH              SOLE                  1718523           4800
Insight Enterprises Inc.  COM       45765U 10 3   46926      2684537 SH              SOLE                  1779494         905043
Interval Leisure
 Group Inc.               COM       46113M 10 8    6743       356199 SH              SOLE                   242356         113843
Johnson & Johnson Inc.    COM       478160 10 4   98158  1424436.432 SH              SOLE                  1415559           8877
Juniper Networks Inc.     COM       48203R 10 4   53909      3150758 SH              SOLE                  3131742          19016
Kayne Anderson Energy
 Development Co.          COM       48660Q 10 2   24580       923376 SH              SOLE                   604117         319259
Kraft Foods Inc.          COM       50075N 10 4     649        15700 SH              SOLE                    15700              0
Laboratory Corporation
 of America Holdings      COM       50540R 40 9    1626        17584 SH              SOLE                    17584              0
Lender Processing
 Services Inc.            COM       52602E 10 6   13157       471740 SH              SOLE                   468327           3413
LoJack Corp.              COM       539451 10 4     310       137759 SH              SOLE                   137759              0
M&T Bank Corp.            COM       55261F 10 4     260         2727 SH              SOLE                     2727              0
Madison Square
 Garden Co.               COM       55826P 10 0   71681      1780009 SH              SOLE                  1210875         569134
Magna International
 Inc.                     COM       559222 40 1   82512      1908371 SH              SOLE                  1898371          10000
MarketAxess
 Holdings Inc.            COM       57060D 10 8   89279      2825277 SH              SOLE                  1776682        1048595
McCormick & Co., Inc.     COM       579780 20 6    3037        48954 SH              SOLE                    48954              0
McDonald's Corp.          COM       580135 10 1    2120        23101 SH              SOLE                    23101              0
McEwen Mining Inc.        COM       58039P 10 7      46        10000 SH              SOLE                    10000              0
McGraw-Hill Co., Inc.     COM       580645 10 9     489         8960 SH              SOLE                     8960              0
Merck & Co., Inc.         COM       58933Y 10 5    1351        29956 SH              SOLE                    29956              0
Microsoft Corp.           COM       594918 10 4   61420      2062457 SH              SOLE                  2050186          12271
Moody's Corp.             COM       615369 10 5    4852       109843 SH              SOLE                   109843              0
Morgan Stanley            COM       617446 44 8     330        19694 SH              SOLE                    19694              0
MSC Industrial Direct
 Co., Inc.                COM       553530 10 6   41884       620867 SH              SOLE                   410478         210389
MSCI Inc.                 COM       55354G 10 0   48576      1357239 SH              SOLE                   896519         460720
Nexen Inc.                COM       65334H 10 2  124849      4929737 SH              SOLE                  4921798           7939
NGP Capital
 Resources Co.            COM       62912R 10 7    7046       944562 SH              SOLE                   609130         335432
Northern Trust Corp.      COM       665859 10 4   62922      1355648 SH              SOLE                  1348382           7266
Novartis AG               SPONSORED
                          ADR       66987V 10 9     494         8060 SH              SOLE                     8060              0
Nutraceutical
 International Corp.      COM       67060Y 10 1   16725      1061209 SH              SOLE                   685666         375543
Occidental Petroleum
 Corp.                    COM       674599 10 5   50937       591874 SH              SOLE                   587388           4486
Oracle Corp.              COM       68389X 10 5   86013      2731454 SH              SOLE                  2711750          19704
Penske Auto Group Inc.    COM       70959W 10 3   81176      2697775 SH              SOLE                  1750218         947557
PepsiCo Inc.              COM       713448 10 8   78822      1113773 SH              SOLE                  1105681           8092

Pfizer Inc.               COM       717081 10 3     580      23329.3 SH              SOLE                    23329              0
Philip Morris
 International Inc.       COM       718172 10 9   53120       590613 SH              SOLE                   587408           3205
Potash Corporation of
 Saskatchewan Inc.        COM       73755L 10 7    1682        38700 SH              SOLE                    38700              0
Primerica Inc.            COM       74164M 10 8   80910      2825056 SH              SOLE                  1926521         898535
Procter & Gamble Co.      COM       742718 10 9   48452       698560 SH              SOLE                   694570           3990
Qualcomm Inc.             COM       747525 10 3   44804       716979 SH              SOLE                   713394           3585
Ritchie Bros.
 Auctioneers Inc.         COM       767744 10 5  169474      8813017 SH              SOLE                  8768477          44540
Rogers Communications
 Inc.                     CL B      775109 20 0   75219      1858150 SH              SOLE                  1847910          10240
Royal Bank of Canada      COM       780087 10 2  153216      2664308 SH              SOLE                  2650208          14100
Shaw Communications Inc.  CL B      82028K 20 0  121142      5919755 SH              SOLE                  5889455          30300
Solera Holdings Inc.      COM       83421A 10 4   26147       596009 SH              SOLE                   390567         205442
SS&C Technologies
 Holdings Inc.            COM       78467J 10 0   15068       597689 SH              SOLE                   432757         164932
Synnex Corp.              COM       87162W 10 0    9818       301365 SH              SOLE                   206716          94649
Tech Data Corp.           COM       878237 10 6   41006       905204 SH              SOLE                   548457         356747
Teleflex Inc.             COM       879369 10 6   36821       534876 SH              SOLE                   356603         178273
Thomson Reuters Corp.     COM       884903 10 5  172837      5979286 SH              SOLE                  5947500          31786
Tim Hortons Inc.          COM       88706M 10 3     963        18502 SH              SOLE                    18502              0
Toronto-Dominion
 Bank                     COM       891160 50 9  142593      1709908 SH              SOLE                  1700685           9223
Tronox Ltd.               CL A      Q9235V 10 1    1081        47718 SH              SOLE                    47718              0
U.S. Concrete Inc.        COM       90333L 20 1     118        18161 SH              SOLE                    18161              0
United Technologies
 Corp.                    COM       913017 10 9   64131       819142 SH              SOLE                   814244           4898
Valassis Communications
 Inc.                     COM       918866 10 4   45265      1833346 SH              SOLE                  1254378         578968
Viacom Inc.               CL A      92553P 10 2     587        10782 SH              SOLE                    10782              0
Visa Inc.                 COM       92826C 83 9   66489       495154 SH              SOLE                   491587           3567
Wal-Mart Stores Inc.      COM       931142 10 3     738        10000 SH              SOLE                    10000              0
Western Union Co.         COM       959802 10 9   73600      4039540 SH              SOLE                  4017438          22102
Willis Group Holdings PLC COM       G96666 10 5    1719        46550 SH              SOLE                    46550              0

                                    TOTAL       5171631                                         COUNT          121